Property, Plant and Equipment	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment by classification were as follows:

		December 31,
	Depreciable Life	2016	2015
		(Millions)
Gathering and transmission systems	20 — 50 Years	$8,560	$8,815
Processing, storage, and terminal facilities	35 — 60 Years	5,134	5,102
Other	3 — 30 Years	502	485
Construction work in progress		171	196
Property, plant and equipment		14,367	14,598
Accumulated depreciation		(5,298)	(5,170)
Property, plant and equipment, net		$9,069	$9,428

Interest capitalized on construction projects was less than $1 million for the year ended December 31, 2016. Interest capitalized on construction projects for the years ended December 31, 2015 and 2014 was $32 million and $34 million, respectively.
Depreciation expense was $366 million, $358 million and $327 million for the years ended December 31, 2016, 2015 and 2014, respectively.
Asset Retirement Obligations

We identified various assets as having an indeterminate life, for which there is no requirement to establish a fair value for future retirement obligations associated with such assets. These assets include certain pipelines, gathering systems and processing facilities. A liability for these asset retirement obligations will be recorded only if and when a future retirement obligation with a determinable life is identified. These assets have an indeterminate life because they are owned and will operate for an indeterminate future period when properly maintained. Additionally, if the portion of an owned plant containing asbestos were to be modified or dismantled, we would be legally required to remove the asbestos. We currently have no plans to take actions that would require the removal of the asbestos in these assets. Accordingly, the fair value of the asset retirement obligation related to this asbestos cannot be estimated and no obligation has been recorded.

The following table summarizes changes in the asset retirement obligations included in our balance sheets:

	December 31,
	2016 (a)	2015 (a)
	(millions)
Balance, beginning of period	$120	$117
Accretion expense	7	7
Revisions in estimated cash flows	(3)	(4)
Balance, end of period	$124	$120

(a) Asset retirement obligations are included in other long-term liabilities in the consolidated balance sheets. Accretion expense is recorded within operating and maintenance expense in our consolidated statement of operations. Accretion expense for the year ended December 31, 2014 was $6 million.